Fresh Start Accounting - Changes in restricted cash (Details) - Reorganization Adjustments $ in Thousands	Nov. 19, 2018 USD ($)
Restricted Cash [Abstract]
Net change in restricted cash	$ (975,795)
Transfer Of Restricted Cash | First Lien Notes
Restricted Cash [Abstract]
Net change in restricted cash	(767,578)
Transfer Of Restricted Cash | Second Lien PIK Notes
Restricted Cash [Abstract]
Net change in restricted cash	(258,160)
Funding Of Professional Fee Escrow
Restricted Cash [Abstract]
Net change in restricted cash	50,175
Payment Of Bank Fees
Restricted Cash [Abstract]
Net change in restricted cash	$ (232)